Employee benefits	12 Months Ended
Dec. 31, 2018
Disclosure of Employee benefits [Abstract]
Disclosure Of Employee Benefits Explanatory [Text Block]
Note 25 Employee Benefits

The Company grants short term and employment termination benefits as part of its compensation policies.

The Parent Company and its subsidiaries have collective agreements with their employees, which establish the compensation and/or short–term and long-term benefits for their staff, the main features of which are described below:

▪	Short-term benefits are generally based on combined plans or agreements, designed to compensate benefits received, such as paid vacation, annual performance bonuses and compensation through annuities.

▪
Long-term benefits are plans or agreements mainly intended to cover the post-employment benefits generated at the end of the labour relationship, be it by voluntary resignation or death of personnel hired.

The cost of such benefits is charged against income, in the “Personnel Expense” item.

As of
December 31, 2018 and 2017
, the total staff benefits recorded in the Consolidated Statement of Financial Position is detaileds as follows:

	As of December 31, 2018		As of December 31, 2017
Employees’ Benefits	Current	Non current	Current	Non current
	ThCh $	ThCh $	ThCh $	ThCh $
Short term benefits	31,600,044	-	26,050,387	-
Employment termination benefits	194,119	26,901,088	182,106	23,517,009
Total	31,794,163	26,901,088	26,232,493	23,517,009

Employees’ Bonuses

Short-term benefits are mainly comprised of recorded vacation (on accruals basis), bonuses and share compensation. Such benefits are recorded when the obligation is accrued and are usually paid within a 12-month periods, consequently, they are not discounted.

The total short-term benefits recorded in the Consolidated Statement of Financial Position are detailed as follows:

Short-Term Employees’ Benefits	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Vacation	10,518,298	9,932,727
Bonus and compensation	21,081,746	16,117,660
Total	31,600,044	26,050,387

The Company records staff vacation cost on an accrual basis.

Severance Indemnity

The Company records a liability for the payment of an irrevocable severance indemnity, originated by collective and individual agreements entered into with certain groups of employees. Such obligation is determined by means of the current value of the benefit accrued cost, a method that considers several factors for the calculation such as estimates of future continuance, mortality rates, future salary increases and discount rates. The Company periodically evaluates the above-mentioned factors based on historical data and future projections, making adjustments that apply when checking changes sustained trend. The so-determined value is presented at the current value by using the severance benefits accrued method. The discount rate is determined by reference to market interest rates curves for high quality entrepreneurial bonds. The discount rate in Chile was
5,69%
(
5,96%
in
2017
) and in Argentina
34,62%
(
24,55%
in
2017
).

The obligation recorded for severance indemnity is detailed as follows:

Severance Indemnity	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Current	194,119	182,106
Non-current	26,901,088	23,517,009
Total	27,095,207	23,699,115

The change in the severance indemnity is detailed as follows:

Severance Indemnity	ThCh $

Balance as of January 1, 2017	22,153,423
Current cost of service	1,942,099
Interest cost	1,850,598
Actuarial (Gain) losses	(99,357)
Paid-up benefits	(1,934,587)
Past service cost	604,337
Conversion effect	(694,189)
Others	(123,209)
Changes	1,545,692
As of December 31, 2017	23,699,115
Current cost of service	2,154,071
Interest cost	1,742,273
Actuarial (Gain) losses	1,322,754
Paid-up benefits	(1,640,831)
Past service cost	306,746
From combinations (1)	776,718
Conversion effect	(1,281,341)
Others	15,702
Changes	3,396,092
As of December 31, 2018	27,095,207
(1)	See Note 15 – Business combinations, letter a) .

The figures recorded in the Consolidated Statement of Income, are detailed as follows:

	For the years ended as of December 31,
Expense recognized for severance indemnity	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Current cost of service	2,154,071	1,942,099	1,650,484
Past service cost	306,746	604,337	342,039
Non-provided paid benefits	6,547,694	6,023,869	7,851,201
Other	175,005	269,377	1,114,112
Total expense recognized in Consolidated Statement of Income	9,183,516	8,839,682	10,957,836

Actuarial Assumptions

As mentioned in
Note 2 - Summary of significant accounting policies, 2.20
, the severance payment obligation is recorded at its actuarial value. The main actuarial assumptions used for the calculation of the severance indemnity obligation are detailed as follows:

			Chile		Argentina
Actuarial Assumptions			As of December 31, 2018	As of December 31, 2017	As of December 31, 2018	As of December 31, 2017

Mortality table			RV-2014	RV-2014	Gam,83	Gam '83
Annual interest rate			5,69%	5,96%	34,62%	24,55%
Voluntary employee turnover rate			1,9%	1,9%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Company’s needs rotation rate			5,3%	5,3%	"ESA 77 Ajustada" - 50%	"ESA 77 Ajustada" - 50%
Salary increase (*)			3,7%	3,7%	28,27%	18,68%
	Officers		60	60	60	60
Estimated retirement age for (*)	Other	Male	65	65	65	65
		Female	60	60	60	60

(*)
Average of the Company.

Sensitivity Analysis

The Following is a sensitivity analysis based on increased (decreased) of 1 percent on the discount rate:

Sensitivity Analysis	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
1% increase in the Discount Rate (Gain)	1,623,794	1,457,410
1% decrease in the Discount Rate (Loss)	(1,880,258)	(1,684,968)

Personnel expense

The amounts recorded in the Consolidated Statement of Income are detailed as follows:

	For the years ended as of December 31,
Personal expense	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Salaries	159,246,822	151,944,702	145,766,757
Employees’ short-term benefits	31,528,110	27,588,955	23,189,206
Total expenses for short-term employee benefits	190,774,932	179,533,657	168,955,963
Employments termination benefits	9,183,516	8,839,682	10,957,836
Other staff expense	32,183,184	32,485,170	30,971,754
Total (1)	232,141,632	220,858,509	210,885,553

(1)
See
Note 29 – Natures of cost and expense
.